Supplemental information on oil and gas activities (Schedule of Reserve Quantity Information) (Details)	Dec. 31, 2022 MBbls MMcf	Dec. 31, 2021 MBbls MMcf	Dec. 31, 2020 MMcf MBbls	Dec. 31, 2019 MBbls MMcf
Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net	48,068	49,750	46,334	42,001
Undeveloped reserves for properties, net	18,241	32,197	46,573	74,601
Proved developed and undeveloped reserves for properties, net	66,309	81,947	92,907	116,602
Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	24,611	33,383	40,275	37,382
Undeveloped reserves for properties, net | MMcf	0	1,563	5,661	6,863
Proved developed and undeveloped reserves for properties, net | MMcf	24,611	34,946	45,936	44,245
Colombia [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net	46,623	47,766	43,817	39,397
Undeveloped reserves for properties, net	17,765	31,019	45,240	51,212
Proved developed and undeveloped reserves for properties, net	64,388	78,785	89,057	90,609
Colombia [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	1,065	1,207	1,695	2,319
Undeveloped reserves for properties, net | MMcf	0	0	0	0
Proved developed and undeveloped reserves for properties, net | MMcf	1,065	1,207	1,695	2,319
Chile [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net	1,115	755	798	898
Undeveloped reserves for properties, net	476	575	1,229	2,809
Proved developed and undeveloped reserves for properties, net	1,591	1,330	2,027	3,707
Chile [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	14,103	15,196	19,054	14,406
Undeveloped reserves for properties, net | MMcf	0	1,563	5,661	6,413
Proved developed and undeveloped reserves for properties, net | MMcf	14,103	16,759	24,715	20,819
Brazil [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net	8	43	34	48
Proved developed and undeveloped reserves for properties, net	8	43	34	48
Brazil [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	9,443	13,601	13,927	14,872
Proved developed and undeveloped reserves for properties, net | MMcf	9,443	13,601	13,927	14,872
Argentina [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net	0	1,186	1,685	1,658
Undeveloped reserves for properties, net	0	603	104	1,370
Proved developed and undeveloped reserves for properties, net	0	1,789	1,789	3,028
Argentina [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	0	3,379	5,599	5,785
Undeveloped reserves for properties, net | MMcf	0	0	0	450
Proved developed and undeveloped reserves for properties, net | MMcf		3,379	5,599	6,235
Ecuador [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net	322	0	0
Proved developed and undeveloped reserves for properties, net	322	0
Ecuador [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	0	0	0
Peru [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net	0	0	0	19,210
Proved developed and undeveloped reserves for properties, net	0	0		19,210
Peru [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	0	0	0